Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
Disclosure of Reconciliation of Property, Plant and Equipment
The below schedules represent the movements in property, plant and equipment for each respective year presented.

(EUR thousand)	As of March 31
Cost	2023	2022
Machinery, equipment and computers	30,301	28,494
Leasehold improvements	4,535	4,846
Right of use assets	50,508	66,174
Total Cost	85,344	99,514
Accumulated depreciation and impairment
Machinery, equipment and computers	(23,797)	(22,972)
Leasehold improvements	(3,056)	(3,548)
Right of use assets	(33,652)	(45,236)
Total Accumulated depreciation and impairment	(60,505)	(71,756)

Total Property, plant and equipment	24,839	27,758
The movement tables exclude the movements of right of use assets, which are presented and detailed in Note 13.

(EUR thousand)
	Machinery, Equipment and Computers	Leasehold Improvements	Total
Cost
Opening balance as of April 1, 2022	28,494	4,846	33,340
Acquisition of subsidiaries	103	1	104
Disposal of subsidiary	(158)	(14)	(172)
Additions	4,087	689	4,776
Disposals	(1,507)	(1,147)	(2,654)
Reclassifications	(194)	190	(4)
Exchange differences	(524)	(30)	(554)
Closing balance as of March 31, 2023	30,301	4,535	34,836
Accumulated depreciation and impairment
Opening balance as of April 1, 2022	(22,972)	(3,548)	(26,520)
Depreciation charge for the year	(2,672)	(529)	(3,201)
Disposal of subsidiary	123	4	127
Impairment charge for the year	(2)	—	(2)
Disposals	1,380	989	2,369
Reclassifications	4	—	4
Exchange differences	342	28	370
Closing balance as of March 31, 2023	(23,797)	(3,056)	(26,853)

Net book value as of March 31, 2023	6,504	1,479	7,983

(EUR thousand)
	Machinery, Equipment and Computers	Leasehold Improvements	Total
Cost
Opening balance as of April 1, 2021	27,602	5,590	33,192
Additions	3,234	58	3,292
Disposals	(2,540)	(696)	(3,236)
Reclassifications	128	(96)	32
Exchange differences	70	(10)	60
Closing balance as of March 31, 2022	28,494	4,846	33,340
Accumulated depreciation and impairment
Opening balance as of April 1, 2021	(21,990)	(3,828)	(25,818)
Depreciation charge for the year	(3,246)	(516)	(3,762)
Impairment charge for the year	(15)	—	(15)
Disposals	2,497	686	3,183
Reclassifications	(128)	96	(32)
Exchange differences	(90)	14	(76)
Closing balance as of March 31, 2022	(22,972)	(3,548)	(26,520)

Net book value as of March 31, 2022	5,522	1,298	6,820